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[VEDDER PRICE LOGO]                      VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                         222 NORTH LASALLE STREET
                                         CHICAGO, ILLINOIS 60601
                                         312-609-7500
                                         FAX: 312-609-5005


Corey L. Zarse                           CHICAGO - NEW YORK CITY -
312-609-7785                             WASHINGTON, D.C. - ROSELAND, NJ
czarse@vedderprice.com



                                         April 2, 2007



VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

         Re:  The Aston Funds (the "Registrant")
              File Nos. 33-68666 and 811-8004

To The Commission:

         Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated March 28, 2007 and Statement of Additional Information dated March 28, 2007 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 79 (the "Amendment"), which was filed on March 27, 2007, and (2) the text of the Amendment was filed electronically.

         Please do not hesitate to contact the undersigned at (312) 609-7785 if you have any questions regarding this certification.

                                                      Sincerely,


                                                      /s/Corey L. Zarse
                                                      -----------------------
                                                      Corey L. Zarse

CLZ/kc